Employees' Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Eligibility of Employees	Employees are eligible to participate in the Employees’ Savings and Profit Sharing Plan and Trust on the next January 1 or July 1 following the completion of one year of employment, age 18, and completion of 1,000 hours of service.
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees Gross Pay	9.00%	9.00%
Defined Contribution Plan, Cost Recognized	$ 636,000	$ 677,000
Deferred Compensation Liability, Current and Noncurrent, Total	156,000	141,000
Deferred Compensation Arrangement with Individual, Compensation Expense	15,000	14,000
Deferred Costs, Total	96,000	91,000
Deferred Fee Liability	$ 1,264,000	$ 1,234,000
Maximum [Member]
Defined Benefit Plan Employees Pre Tax Contributions	50.00%
Minimum [Member]
Defined Benefit Plan Employees Pre Tax Contributions	1.00%